Document And Entity Information	12 Months Ended
Sep. 30, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	Oncobiologics, Inc.
Entity Central Index Key	0001649989
Trading Symbol	ons
Amendment Flag	false
Document Type	POS AM
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Sep. 30, 2016